Income Taxes (Tax or Benefit credited to AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Tax expense/ (benefit)	$ (0.4)	$ (0.3)	$ 4.0